Rights of use of assets (Tables)	12 Months Ended
Jun. 30, 2024
Rights of use of assets
Schedule of composition of the rights of use of the Group?s assets
	06.30.2024	06.30.2023
Offices, shopping malls and other rental properties	2,066	1,697
Convention center	8,611	9,207
Total Right-of-use assets	10,677	10,904
Non-current	10,677	10,904
Total	10,677	10,904

Schedule of changes in the Group?s rights of use
	06.30.2024	06.30.2023
Beginning of the year	10,904	9,949
Additions	818	1,673
Depreciation charges	(1,045)	(718)
Total	10,677	10,904

Schedule of depreciation charge for rights of use
	06.30.2024	06.30.2023
Offices, shopping malls and other rental properties	452	110
Machinery and equipment	-	15
Convention center	593	593
Total depreciation of right-of-use assets (i)	1,045	718

Schedule of other charges to income related to rights of use
	June 30, 2024	June 30, 2023
Lease liabilities interests	(1,050)	(825)
Results from short-term leases	(311)	(498)

Schedule of the Group's lease liabilities
	06.30.2024	06.30.2023
Offices, shopping malls and other rental properties	1,978	1,608
Convention center	8,971	9,601
Total lease liabilities	10,949	11,209
Non-current	9,057	9,821
Current	1,892	1,388
Total	10,949	11,209